RESTRUCTURING OF OPERATIONS AND OTHER ITEMS	12 Months Ended
Dec. 31, 2020
RESTRUCTURING OF OPERATIONS AND OTHER ITEMS
RESTRUCTURING OF OPERATIONS AND OTHER ITEMS

4.    RESTRUCTURING OF OPERATIONS AND OTHER ITEMS

During the year ended December 31, 2020, charges of $21.0 million were recorded in connection with cost reduction initiatives ($4.9 million in 2019 and $4.3 million in 2018).

Impairment charges of $8.4 million were also recorded as a result of restructuring initiatives during the year ended December 31, 2020 ($15.3 million in 2019 and $12.9 million in 2018).